RELATED PARTIES	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTIES

9. RELATED PARTIES

The principal related parties of the Company are as follows:

(a) Relationship:

Name of Entity or Individual	Relationship with the Company
Melissa Chen	Director
Simon Pang	Shareholder
Ying Liu	Shareholder
Wenbo Wang	Independent Director
Na Wang	Independent Director (resigned on September 10, 2025)
Wanli Wang	Independent Director
Jing Zhang	Independent Director (resigned on September 10, 2025)
Jonathan Zhang	Independent Director
Huijie Gao	Independent Director

 (b) The following tables indicate the transactions that have been entered into with related parties:

Balance Sheets

As of June 30, 2026, there were no outstanding related party balances. The following table presents the related party balances as of December 31, 2025.

	As of December 31, 2025
	US$’000
	Accounts and notes receivable from related parties	Other current assets from related parties	Amounts due from related parties	Accounts and notes payable to related parties	Contract liabilities to related parties	Accruals and other current liabilities to related parties	Loans attributable to related parties
Independent Directors
Wenbo Wang	-	-	-	-	-	10	-
Na Wang	-	-	-	-	-	31	-
Wanli Wang	-	-	-	-	-	10	-
Jing Zhang	-	-	-	-	-	31	-
Total	-	-	-	-	-	82	-

(c) Compensation to independent directors

The following table consists of the number of shares and the total amount of compensation to independent directors:

	For the Six Months Ended June 30,
	2026		2025
	(Unaudited)		(Unaudited)
	Issued shares	Cash	Issued shares	Cash
		US$’000		US$’000

Wenbo Wang	-	$15	-	$25
Wanli Wang	-	$15	-	$20.83
Jing Zhang	-	$-	-	$20.83
Na Wang	-	$-	-	$20.83
Jonathan Zhang	-	$15	-	$-
Huijie Gao	-	$15	-	$-
Total	-	$60	-	$87.49

The Company adopted director compensation arrangements in 2023 and renewed consistent terms under the 2024 Contract. The 2023 Contract expired on March 31, 2024, with all related compensation costs fully settled. As of June 30, 2026, the Company has paid total compensation costs of US$106,250 under the 2024 Contract, while no ordinary shares have been issued thereunder.

On January 13, 2025, Ying Liu and Huimin Li resigned as independent directors of the Company. The Company subsequently appointed three independent directors, Wanli Wang, Na Wang, and Jing Zhang, on January 27, 2025. The 2025 Contract provides for an annual compensation rate of US$50,000 for the first nine-month period and US$30,000 for the subsequent three-month period, payable in cash or ordinary shares. On September 10, 2025, Na Wang and Jing Zhang resigned, and the Company appointed Jonathan Zhang and Huijie Gao as independent directors. As of June 30, 2026, the Company has not yet issued any ordinary shares under the 2025 Contract. Cash compensation of US$66,438 has been paid, and the remaining unpaid accrued balance was forgiven in March 2026. Accordingly, no outstanding obligations remain under the 2025 Contract as of that date.

During the six months ended June 30, 2026, four independent directors continued their service under the 2025 Contract, while two other independent directors, Jing Zhang and Na Wang, had resigned on September 10, 2025. During the period, each of the four continuing independent directors received cash compensation of US$15,000. As of June 30, 2026, all cash compensation for the period from January to June 2026 has been fully paid.